Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Future Benefits
Summary of net defined benefit liability asset

The change in the Company’s accrued benefit obligations associated with the employee future benefit obligation is summarized for the years ended:

	December 31,
	2022			2021
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	122	20	142	65
Interest cost	294	1	295	88
Actuarial gain arising from changes in financial assumptions	(5,903)	(12)	(5,915)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(742)	(10)	(752)	(511)
Impact of foreign exchange rate changes	(1,427)	(5)	(1,432)	(1,228)
Balances – End of the period	21,657	93	21,750	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Interest income from plan assets	120	—	120	—
Employer contributions	45	—	45	—
Employee contributions	10	—	10	—
Benefits paid	(247)	—	(247)	—
Remeasurement of plan assets	(641)	—	(641)	—
Impact of foreign exchange rate changes	(623)	—	(623)	(36)
Balances – End of the period	10,591	—	10,591	11,927

Net liability of the unfunded plans	10,694	93	10,787	12,749
Net liability of the funded plans	372	—	372	4,736
Net amount recognized as Employee future benefits	11,066	93	11,159	17,485

Amounts recognized:
In net loss	286	9	295	161
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	5,262	—	5,262	(3,592)

Summary of proportionate share of multi-employer pension plan assets

The Company’s proportionate share of the multi-employer pension plan assets as of December 31, 2022 are as follows:

	December 31,
	2022	2021
	$	$
Equity instruments (Level 1)	846	826
Debt instruments (Level 1)	6,302	7,445
Cash and cash equivalents (Level 1)	46	67
Real estate (Level 3)	2,079	2,207
Other (Level 3)	1,318	1,382
	10,591	11,927

Summary of actuarial assumptions applied to benefit obligations

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%
Discount rate	3.75	1.10	0.60	3.75	1.10	0.60
Pension benefits increase	2.00	0.50	0.50	2.00	0.50	0.50
Rate of compensation increase	2.50	2.50	2.00	2.50	2.50	2.00

Summary of pensioner retiring age
	December 31,
	2022	2021	2020
	Years	Years	Years
Retiring at the end of the reporting period:
Male	21	21	20
Female	24	24	24

Summary of undiscounted defined pension benefits

In accordance with the assumptions used as of December 31, 2022, undiscounted defined pension benefits expected to be paid are as follows:

Total $
2023	829
2024	895
2025	894
2026	926
2027	1,083
Thereafter	35,976
40,603

Summary of impact on pension benefit obligation

Assumption	Increase	Decrease

Change in discount rate of 0.25%	(730)	771
Change in salary rate of 0.25%	16	(16)
Change in pension rate assumption by 0.25%	456	(438)
Change mortality by one year	1,014	(1,020)